Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure - Taxation [Abstract]
Components of income tax expense
Income tax expense for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2017	2016	2015
Current income tax (benefit) expense
U.S.	$(10,031)	$2,798	$81,066
Non U.S.	76,425	26,913	95,720
Total current income tax expense	$66,394	$29,711	$176,786
Deferred income tax expense (benefit)
U.S.	$5,538	$10,070	$(59,624)
Non U.S.	(58,702)	(127)	(44,125)
Total deferred income tax (benefit) expense	$(53,164)	$9,943	$(103,749)
Unrecognized tax (benefit) expense
U.S.	$—	$—	$—
Non U.S.	(2,872)	(13,731)	6,627
Total unrecognized tax (benefit) expense	$(2,872)	$(13,731)	$6,627
Total income tax (benefit) expense
U.S.	$(4,493)	$12,868	$21,442
Non U.S.	14,851	13,055	58,222
Total income tax expense	$10,358	$25,923	$79,664

Income before taxes attributable to domestic and foreign operations
Income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income before taxes was as follows for the years ended December 31, 2017, 2016 and 2015 (in thousands of U.S. dollars):

	2017	2016	2015
Domestic (Bermuda)	82,219	334,559	(63,603)
Foreign	192,160	138,672	250,417
Income before taxes	274,379	473,231	186,814

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	11.4	6.9	58.3
Impact of foreign exchange (losses) gains	(3.2)	2.2	1.1
Unrecognized tax (benefit) expense	(1.0)	(2.9)	3.5
Tax-exempt income and expenses not deductible	(5.2)	(3.2)	(8.0)
Foreign branch tax	(24.6)	0.3	(26.8)
Valuation allowance	24.8	0.3	15.2
Other	1.6	1.9	(0.7)
Actual tax rate	3.8%	5.5%	42.6%

Significant components of net deferred tax assets and liabilities
Significant components of the net deferred tax assets and liabilities at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$34,806	$49,029
Foreign tax credit carryforwards	163,134	80,390
Tax loss carryforwards	36,405	35,708
Unearned premiums	14,425	25,518
Other deferred tax assets	31,566	24,012
	280,336	214,657
Valuation allowance	(185,615)	(91,819)
Deferred tax assets	94,721	122,838
Deferred tax liabilities
Deferred acquisition costs	29,204	50,313
Goodwill and other intangibles	70,674	79,606
Equalization reserves	27,252	39,812
Unrealized appreciation and timing differences on investments	13,361	5,946
Unrealized appreciation and timing differences on foreign exchange revaluations	13,413	49,645
Other deferred tax liabilities	8,554	5,600
Deferred tax liabilities	162,458	230,922
Net deferred tax liabilities	$(67,737)	$(108,084)

Components of net tax assets and liabilities
The components of net tax assets and liabilities at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Net tax assets	$133,169	$194,170
Net tax liabilities	(154,947)	(166,113)
Net tax (liabilities) assets	$(21,778)	$28,057

	December 31, 2017	December 31, 2016
Net current tax assets	53,900	145,831
Net deferred tax liabilities	(67,737)	(108,084)
Net unrecognized tax benefit	(7,941)	(9,690)
Net tax (liabilities) assets	$(21,778)	$28,057

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	January 1, 2017	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2017
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$8,722	$281	$589	$(4,115)	$983	$6,460
Interest and penalties recognized on the above	968	900	6	(534)	141	1,481
Total unrecognized tax benefits, including interest and penalties	$9,690	$1,181	$595	$(4,649)	$1,124	$7,941

	January 1, 2016	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2016
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$22,255	$(13,728)	$688	$(112)	$(381)	$8,722
Interest and penalties recognized on the above	1,583	(573)	5	(11)	(36)	968
Total unrecognized tax benefits, including interest and penalties	$23,838	$(14,301)	$693	$(123)	$(417)	$9,690

	January 1, 2015	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2015
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$18,266	$29	$8,683	$(3,039)	$(1,684)	$22,255
Interest and penalties recognized on the above	566	716	261	(24)	64	1,583
Total unrecognized tax benefits, including interest and penalties	$18,832	$745	$8,944	$(3,063)	$(1,620)	$23,838